Manteio Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of July 31, 2025 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 91.1%
	MONEY MARKET INVESTMENTS — 33.7%
$38,889,031	UMB Bank, Money Market Special II Deposit Investment, 4.19%(a),(b)	$38,889,031

	TREASURY BILLS — 57.4%
	United States Treasury Bill
15,000,000	4.15%, 8/7/2025(b),(c)	14,989,245
10,000,000	3.88%, 9/4/2025(b),(c)	9,959,430
10,000,000	4.17%, 10/2/2025(b),(c)	9,926,890
5,000,000	4.03%, 10/30/2025(b),(c)	4,946,970
5,000,000	4.04%, 11/28/2025(b),(c)	4,930,345
5,000,000	3.98%, 12/26/2025(b),(c)	4,914,875
5,000,000	4.02%, 1/22/2026(b),(c)	4,900,000
3,000,000	4.06%, 2/19/2026(c)	2,931,363
3,000,000	4.03%, 3/19/2026(c)	2,922,024
3,000,000	3.98%, 4/16/2026(c)	2,913,168
3,000,000	3.98%, 5/14/2026(c)	2,904,063
		66,238,373
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $105,173,724)	105,127,404

	TOTAL INVESTMENTS — 91.1%
	(Cost $105,173,724)	105,127,404
	Other Assets in Excess of Liabilities — 8.9%	10,303,066
	TOTAL NET ASSETS — 100.0%	$115,430,470

(a)	The rate is the annualized seven-day yield at period end.
(b)	All or a portion of this investment is a holding of Manteio Cayman Managed Futures Strategy Fund, Ltd.
(c)	Treasury bill discount rate.

Manteio Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
CMX Copper[1]	February 2025	22	2,394,975	(434,962)
CMX Gold[1]	December 2025	32	10,715,520	(188,118)
CMX Silver[1]	September 2025	17	3,120,520	(23,916)
LME Lead[1]	September 2025	20	976,005	(46,737)
LME Primary Aluminum[1]	September 2025	70	4,486,755	(68,224)
LME Primary Nickel[1]	September 2025	28	2,492,922	(62,769)
LME Zinc[1]	September 2025	33	2,278,666	6,035

Currency Futures
CME Australian Dollar	September 2025	183	11,778,795	(276,764)
CME British Pound	September 2025	179	14,794,350	(340,100)
CME Canadian Dollar	September 2025	225	16,286,625	(327,418)
CME Euro	September 2025	112	16,044,700	(149,227)

Index Futures
CME E-Mini S&P 500	September 2025	13	4,143,263	221,698
EUX Euro STOXX 50	September 2025	96	5,850,051	16,432
Hang Seng Index	August 2025	50	7,880,892	(204,417)
ICF FTSE 100 Index	September 2025	54	6,507,036	186,836
Nikkei Stock Index	September 2025	13	3,551,724	280,113

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	September 2025	8	888,500	(2,294)
		1,155	114,191,299	(1,413,832)

Manteio Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn[1]	September 2025	(76)	(1,497,200)	89,133
CBOT Soybean[1]	November 2025	(37)	(1,830,113)	95,008
CBOT Soybean Meal[1]	December 2025	(36)	(993,600)	66,100
CBOT Soybean Oil[1]	December 2025	(42)	(1,379,448)	(35,090)
CBOT Wheat[1]	September 2025	(52)	(1,360,450)	62,792
ICE Brent Crude Oil[1]	November 2025	(21)	(1,486,800)	(40,331)
ICE Low Sulphur Gas[1]	September 2025	(8)	(559,600)	(2,119)
LME Lead[1]	September 2025	(12)	(585,603)	12,568
LME Primary Aluminum[1]	September 2025	(42)	(2,692,053)	(46,379)
LME Primary Nickel[1]	September 2025	(17)	(1,513,560)	25,304
LME Zinc[1]	September 2025	(20)	(1,381,010)	(59,556)
NYBOT Coffee ‘C’[1]	September 2025	(8)	(887,400)	93,590
NYBOT Cotton #2[1]	December 2025	(15)	(504,375)	6,124
NYBOT Sugar #11[1]	October 2025	(43)	(787,416)	12,502
NYMEX Natural Gas[1]	September 2025	(51)	(1,584,060)	2,746
NYMEX NY Harbor ULSD[1]	September 2025	(4)	(402,511)	2,183
NYMEX RBOB Gasoline[1]	September 2025	(5)	(456,519)	(13,577)
NYMEX WTI Crude Oil[1]	September 2025	(19)	(1,315,940)	(43,897)

Currency Futures
CME Japanese Yen	September 2025	(190)	(15,831,750)	203,131

Interest Rate Futures
EUX Euro-Bund	September 2025	(219)	(32,413,899)	98,741
ICF Long Gilt	September 2025	(166)	(20,204,808)	(78,190)
OSE Japanese 10-Year Bond	September 2025	(47)	(43,019,960)	117,018
		(1,130)	(132,688,075)	567,801

TOTAL FUTURES CONTRACTS			$(18,496,776)	$(846,031)

[1]	This investment is a holding of Manteio Cayman Managed Futures Strategy Fund, Ltd.